Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,000
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Common Shares
Entity Public Float			2,000
Entity Common Stock, Shares Outstanding		106,539,000
Series A Common Shares
Entity Public Float			$ 2
Entity Common Stock, Shares Outstanding		7,284,900